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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/1/08-6/30/09

Document Number: 245666

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--------------------------------FORM N-PX REPORT--------------------------------

ICA File Number: 811-499
Reporting Period: 07/01/08 - 06/30/09
RiverSource Income Series, Inc.

-----------------RIVERSOURCE INCOME BUILDER - BASIC INCOME FUND-----------------

This Fund is a Fund-of-Funds and only owns shares of other RiverSource funds. The Fund votes for, against or abstain on each proposal of the underlying RiverSource fund in the same proportion as the other shareholders of the underlying RiverSource fund vote on the proposal.

RIVERSOURCE REAL ESTATE FUND

Ticker:  AESIX                  Security ID: 76931M600
Meeting Date: June 2, 2009      Meeting Type: Special
Record Date:  April 3, 2009

#       Proposal                Mgt Rec            Vote Cast          Sponsor
1       Approve a change in
the classification of the Fund
from a "diversified" fund to a
"non-diversified fund".           FOR                 FOR            Management



----------------RIVERSOURCE INCOME BUILDER - ENHANCED INCOME FUND---------------

This Fund is a Fund-of-Funds and only owns shares of other RiverSource funds. The Fund votes for, against or abstain on each proposal of the underlying RiverSource fund in the same proportion as the other shareholders of the underlying RiverSource fund vote on the proposal.

RIVERSOURCE REAL ESTATE FUND

Ticker:  AESIX                  Security ID: 76931M600
Meeting Date: June 2, 2009      Meeting Type: Special
Record Date:  April 3, 2009

#       Proposal                Mgt Rec            Vote Cast          Sponsor
1       Approve a change in
the classification of the Fund
from a "diversified" fund to a
"non-diversified fund".           FOR                 FOR            Management



----------------RIVERSOURCE INCOME BUILDER - MODERATE INCOME FUND---------------

This Fund is a Fund-of-Funds and only owns shares of other RiverSource funds. The Fund votes for, against or abstain on each proposal of the underlying RiverSource fund in the same proportion as the other shareholders of the underlying RiverSource fund vote on the proposal.

RIVERSOURCE REAL ESTATE FUND

Ticker:  AESIX                  Security ID: 76931M600
Meeting Date: June 2, 2009      Meeting Type: Special
Record Date:  April 3, 2009

#       Proposal                Mgt Rec            Vote Cast          Sponsor
1       Approve a change in
the classification of the Fund
from a "diversified" fund to a
"non-diversified fund".            FOR                 FOR           Management




-----END N-PX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Income Series, Inc.


By (Signature and Title)*               /s/ Patrick T. Bannigan
                                        ----------------------------------------
                                        Patrick T. Bannigan
                                        President

Date                                    August 27, 2009

* Print the name and title of each signing officer under his or her signature.

Document Number: 245670